INVESCO BOND FUNDS, INC.
                               (October 31, 1999)

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.
                              (September 30, 1999)

                        INVESCO INTERNATIONAL FUNDS, INC.
                               (February 15, 2000)

                        INVESCO MONEY MARKET FUNDS, INC.
                              (September 30, 1999)

                           INVESCO SECTOR FUNDS, INC.
                               (February 15, 2000)

                            INVESCO STOCK FUNDS, INC.
                                (August 31, 1999)

                     INVESCO TREASURER'S SERIES FUNDS, INC.
                              (September 30, 1999)

                    Supplement to Investor Class Prospectuses
                   Dates of Which are Indicated in Parenthesis

With regard to INVESCO Bond Funds, Inc., INVESCO Combination Stock & Bond Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Stock Funds, Inc. and INVESCO Treasurer's Series Funds, Inc.:

Effective immediately, the section of the Funds' Prospectuses entitled "How To Buy Shares" is amended to add the following sentence at the end of the first paragraph:

      If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund
      - Investor Class, a series of INVESCO Money Market Funds, Inc.

With regard to INVESCO International Funds, Inc. and INVESCO Sector Funds, Inc.:

Effective immediately, the section of the Funds' Prospectuses entitled "How To Buy Shares" is amended to add the following sentence at the end of the third paragraph:

      If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund
      - Investor Class, a series of INVESCO Money Market Funds, Inc.

The date of this Supplement is April 1, 2000.